As filed with the Securities and Exchange Commission on April 7, 2006
                                     Investment Company Act File number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
CONNECTICUT                               600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.
================================================================================



Dear Shareholder:


We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended January 31, 2006.

The Fund had net assets of $120,350,536 and 345 active shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

/s/Steven W. Duff




Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005 through January 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
  Class A & JPMorgan Select Shares           8/1/05                  1/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,009.10                     $4.71
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.52                     $4.74
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares            Beginning Account Value    Ending Account Value      Expenses Paid During the
                                             8/1/05                  1/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,010.10                     $3.70
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,021.53                     $3.72
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.93%, 0.73% and 0.93% for the Class A, Class B and JPMorgan Select Shares, respectively, multiplied by the average account value over the period
     (August 1, 2005 through January 31, 2006), multiplied by 184/365 (to reflect the six month period).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Tax Exempt Commercial Paper (5.81%)
-----------------------------------------------------------------------------------------------------------------------------------
$  4,000,000   State of Connecticut HEFA RB (Yale University)                   02/02/06    3.03%    $ 4,000,000    VMIG-1    A-1+
   3,000,000   State of Connecticut HEFA RB (Yale University)                   03/07/06    2.95       3,000,000    VMIG-1    A-1+
------------                                                                                         -----------
   7,000,000   Total Tax Exempt Commercial Paper                                                       7,000,000
------------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (22.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$  6,190,000   Derby, CT BAN (c)                                                10/03/06    3.20%    $ 6,232,559
   5,000,000   Fairfield, CT BAN                                                07/27/06    2.70       5,024,635     MIG-1    SP-1+
   2,230,000   Ledyard, CT BAN (c)                                              10/27/06    2.98       2,246,205
   3,000,000   North Haven, CT BAN                                              04/26/06    2.83       3,004,323     MIG-1
   2,000,000   Regional School District No. 5 (c)                               11/29/06    4.50       2,019,962
   5,000,000   Town of Stonington, Connecticut (c)                              10/12/06    4.00       5,035,066
   3,000,000   Trumbull, CT BAN                                                 09/12/06    2.93       3,019,041     MIG-1    SP-1+
------------                                                                                         -----------
  26,420,000   Total Tax Exempt General Obligation Notes & Bonds                                      26,581,791
------------                                                                                         -----------

Variable Rate Demand Instruments (d) (71.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$  5,110,000   Bridgeport, CT GO 2000A ROCs II - R Trust - Series 45
               Insured by FGIC                                                  07/15/16    3.06%    $ 5,110,000    VMIG-1
   3,500,000   Butler County, PA IDA RB
               (Concordia Lutheran Ministries) - Series 2000B
               Insured by Radian Asset Assurance                                08/01/30    3.06       3,500,000              A-1+
   2,000,000   Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997A
               LOC KBC Bank N.V.                                                03/01/17    3.03       2,000,000    VMIG-1
   1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997B
               LOC JPMorgan Chase Bank, N.A.                                    03/01/17    3.03       1,000,000    VMIG-1
   5,000,000   Connecticut Development Authority Solid Waste Disposal RB
               (Rand - Whitney Container Board Project) - Series 1993
               LOC Bank of Montreal                                             08/01/23    3.08       5,000,000    VMIG-1    A-1+
   2,000,000   Connecticut HEFA (Yale University) - Series V-2                  07/01/36    3.10       2,000,000    VMIG-1    A-1+
   5,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
               LOC Allied Irish Bank                                            07/01/30    3.00       5,000,000    VMIG-1
   1,490,000   Connecticut State Development Authority IDRB
               (Acucut Inc. Project)
               LOC Wachovia Bank, N.A.                                          06/01/18    3.16       1,490,000     P-1      A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Connecticut State Development Authority IDRB
               (Gerber Garment Technology, Inc.) - Series 1984
               LOC Wachovia Bank, N.A.                                          12/01/14    2.98%    $ 2,000,000              A-1+
   2,000,000   Connecticut State GO - Series 515                                12/15/13    3.04       2,000,000    VMIG-1
   3,000,000   Connecticut State HEFA (Hospital of St. Raphael Issue) - Series M
               LOC KBC Bank N.V.                                                07/01/24    3.00       3,000,000    VMIG-1    A-1
   5,000,000   Connecticut State HEFA (Hartford University) - Series F
               LOC Citizens Bank of Rhode Island                                07/01/34    3.02       5,000,000    VMIG-1    A-1+
   5,000,000   Connecticut State HEFA (Eastern Connecticut Health) -  Series B
               LOC Comerica Bank                                                07/01/34    3.03       5,000,000    VMIG-1    A-1+
   2,890,000   Connecticut State HEFA (St. Francis Hospital) P - Float - Series 891
               Insured by FGIC                                                  07/01/23    3.05       2,890,000     P-1      A-1
   2,000,000   Connecticut State HEFA (Yale University) -  Series Y-2           07/01/35    3.10       2,000,000    VMIG-1    A-1+
   2,800,000   Connecticut State HEFA P - Float PT - 905
               Insured by FGIC                                                  08/12/19    3.04       2,800,000     P-1      A-1
   5,015,000   Connecticut State HEFA RB Putters - Series 215Z
               Insured by Radian Asset Assurance                                07/01/30    3.05       5,015,000              A-1+
   6,000,000   Connecticut State HFA
               Insured by AMBAC Assurance Corp.                                 05/15/33    3.06       6,000,000    VMIG-1
   5,495,000   Connecticut State HFA (ROCs II - R Trust - Series 402)           11/15/33    3.10       5,495,000    VMIG-1
   4,995,000   Connecticut State P-Float PA 347                                 03/15/12    3.04       4,995,000              A-1
   2,000,000   Connecticut State Special Tax Obligation Refunding
               Bonds - Series 2003-1
               Insured by AMBAC Assurance Corp.                                 02/01/22    3.05       2,000,000    VMIG-1    A-1+
     430,000   New Britain, CT GO -  Series 2000B
               Insured by AMBAC Assurance Corp.                                 04/01/20    3.04         430,000     P-1      A-1+
   3,000,000   State of Connecticut HEFA RB (Greenwich Family YMCA - A)
               LOC Bank of New York                                             07/01/35    3.02       3,000,000    VMIG-1
   7,000,000   State of Connecticut HEFA (Ridgefield Academy) - Series A
               LOC Bank of America, N.A.                                        07/01/35    3.02       7,000,000    VMIG-1
   1,855,000   Weston, CT ROCs II - R Trust - Series 6501                       07/15/22    3.06       1,855,000    VMIG-1
------------                                                                                        ------------
  85,580,000   Total Variable Rate Demand Instruments                                                 85,580,000
------------                                                                                        ------------
               Total Investments (99.01%) (cost $119,161,791+)                                       119,161,791
               Cash and Other Assets, Net of Liabilities (0.99%)                                       1,188,745
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $120,350,536
                                                                                                    ============

              +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(d) Securities payable on demand at par including accrued interest and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN    =  Bond Anticipation Note                               IDA    =   Industrial Development Authority
     FGIC   =  Financial Guaranty Insurance Company                 IDRB   =   Industrial Development Revenue Bond
     GO     =  General Obligation                                   LOC    =   Letter of Credit
     HEFA   =  Health and Education Facilities Authority            RB     =   Revenue Bond
     HFA    =  Housing Finance Authority                            ROCs   =   Reset Option Certificates


Breakdown of Portfolio Holdings by State:
----------------------------------------------------------------------
         State                   Value             % of Portfolio
----------------------------------------------------------------------
  Connecticut                 $115,661,791              97.06%
  Pennsylvania                   3,500,000               2.94
----------------------------------------------------------------------
----------------------------------------------------------------------
  Total                       $119,161,791             100.00%
----------------------------------------------------------------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2006

================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)...............................      $   119,161,791
   Cash ...............................................................................              689,263
   Accrued interest receivable.........................................................              656,340
   Prepaid expenses....................................................................               11,650
   Other receivables...................................................................                   73
                                                                                             ---------------
           Total assets................................................................          120,519,117
                                                                                             ---------------

LIABILITIES:
   Payable to affiliates*..............................................................               61,578
   Accrued expenses....................................................................                8,173
   Dividends and distributions payable.................................................               98,830
                                                                                             ---------------
           Total liabilities...........................................................              168,581
                                                                                             ---------------
   Net assets..........................................................................      $   120,350,536
                                                                                             ===============

SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)..............................     $   120,350,536
                                                                                             ---------------
   Net assets...........................................................................     $   120,350,536
                                                                                             ===============
   Net asset value, per share (Note 3):
     Class A shares, ($60,992,169 applicable to 61,001,448 shares outstanding)..........            $   1.00
                                                                                                    ========
     Class B shares, ($25,192,078 applicable to 25,195,911 shares outstanding)..........            $   1.00
                                                                                                    ========
     JPMorgan Select shares, ($34,166,289 applicable to 34,171,487 shares outstanding)..            $   1.00
                                                                                                    ========

*  Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2006

================================================================================

INVESTMENT INCOME

Income:
  Interest...................................................................................  $     3,074,938
                                                                                               ---------------
Expenses: (Note 2)
  Investment management fee..................................................................          377,473
  Administration fee.........................................................................          264,231
  Shareholder servicing fee (Class A shares).................................................          127,433
  Shareholder servicing fee (JPMorgan Select shares).........................................           64,851
  Custodian expenses.........................................................................            7,289
  Shareholder servicing and related shareholder expenses+....................................           82,295
  Legal, compliance and filing fees..........................................................           62,679
  Audit and accounting.......................................................................          105,563
  Directors' fees and expenses...............................................................           14,841
  Miscellaneous..............................................................................            8,006
                                                                                               ---------------
     Total expenses..........................................................................        1,114,661
     Less: Expenses paid indirectly..........................................................           (3,866)
                                                                                               ---------------
       Net expenses..........................................................................        1,110,795
                                                                                               ---------------
   Net investment income.....................................................................        1,964,143

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments.............................................................            6,476
                                                                                               ---------------
Increase in net assets from operations.......................................................  $     1,970,619
                                                                                               ===============

+ Includes class specific transfer agency expenses of $31,857, $14,841, and $16,213 for Class A, Class B, and JPMorgan Select shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2006 AND 2005

================================================================================

                                                                            2006                      2005
                                                                      ---------------           ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................      $     1,964,143           $       496,322
     Net realized gain on investments...........................                6,476                       -0-
                                                                      ---------------           ---------------
     Increase in net assets from operations.....................            1,970,619                   496,322


Dividends to shareholders from net investment income*:
     Class A shares.............................................             (963,437)                 (250,823)
     Class B shares.............................................             (512,090)                 (130,529)
     JPMorgan Select shares.....................................             (488,616)                 (114,970)
                                                                      ---------------           ---------------
     Total dividend to shareholders.............................           (1,964,143)                 (496,322)

Distributions to shareholders from realized gains on investments:
     Class A shares.............................................               (3,239)                      -0-
     Class B shares.............................................               (1,465)                      -0-
     JPMorgan Select shares.....................................               (1,772)                      -0-
                                                                      ---------------           ---------------
     Total distribution to shareholders.........................               (6,476)                      -0-

Capital share transactions (Note 3):
     Class A shares.............................................           (9,085,215)               (4,833,946)
     Class B shares.............................................             (289,513)                2,746,760
     JPMorgan Select shares.....................................           (4,610,392)                3,344,348
                                                                      ---------------           ---------------
     Total capital share transactions...........................          (13,985,120)                1,257,162
                                                                      ---------------           ---------------
Total increase(decrease)........................................          (13,985,120)                1,257,162
Net assets:
     Beginning of year..........................................          134,335,656               133,078,494
                                                                      ---------------           ---------------
     End of year................................................      $   120,350,536           $   134,335,656
                                                                      ===============           ===============
     Undistributed net investment income........................      $           -0-           $           -0-
                                                                      ===============           ===============

     * Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

1. Summary of Accounting Policies (continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A and JPMorgan Select shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.


Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $62,944 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, B and JPMorgan Select shares of the Fund. For the year ended January 31, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A , B and JPMorgan select shares of the Fund.

For the year ended January 31, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses                                           $    3,658
Shareholder servicing and related shareholder expenses              208
                                                             ----------
     Total                                                   $    3,866
                                                             ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock

At January 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                          Year
                                                     Ended                        Ended
Class A shares                                 January 31, 2006             January 31, 2005
--------------                                 ----------------             ----------------
Sold...................................            234,990,278                  160,322,977
Issued on reinvestment of dividends....                724,520                      179,719
Redeemed...............................           (244,800,013)                (165,336,642)
                                                 -------------                -------------
Net increase (decrease)................             (9,085,215)                  (4,833,946)
                                                 =============                =============

Class B shares
Sold......................................         161,653,806                  208,256,825
Issued on reinvestment of dividends.......             498,653                      123,335
Redeemed..................................        (162,441,972)                (205,633,400)
                                                 -------------                -------------
Net increase (decrease)...................            (289,513)                   2,746,760
                                                 =============                =============

JPMorgan Select shares
Sold......................................          95,080,350                   75,169,826
Issued on reinvestment of dividends.......             473,020                      103,114
Redeemed..................................        (100,163,762)                 (71,928,592)
                                                 -------------                -------------
Net increase (decrease)...................          (4,610,392)                   3,344,348
                                                 =============                =============

4. Tax Information

The tax character of all distributions paid during the years ended January 31, 2006 and 2005 were as follows:

                                                             2006                         2005
                                                       ----------------             ----------------
    Tax-exempt income...............................        $ 1,964,143                    $ 496,322
    Long-term capital gain..........................              6,476                          -0-

At January 31, 2006, as permitted under federal income tax regulations, the Fund elected to defer $16,769 of post-October net capital losses. At January 31, 2006, the Fund had no distributable earnings.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 56% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights

Class A shares                                                        Year Ended January 31,
--------------                                         ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income.......................         0.015      0.003      0.001      0.005      0.017
     Net realized and unrealized gain (loss)
        on investments...........................         0.000      --          0.000      0.000      0.000
                                                       --------   --------   --------   --------   --------
     Total from investment operations............         0.015      0.003      0.001      0.005      0.017
Less distributions from:
     Dividends from net investment income........        (0.015)    (0.003)    (0.001)    (0.005)    (0.017)
     Net realized gains on investments...........         0.000      --          0.000      0.000     --
                                                       --------   --------   --------   --------   --------
Total distributions..............................        (0.015)    (0.003)    (0.001)    (0.005)    (0.017)
                                                       --------   --------   --------   --------   --------
Net asset value, end of year.....................      $  1.00    $  1.00      $1.00      $1.00      $1.00
                                                       ========   ========   ========   ========   ========
Total Return                                              1.54%      0.33%      0.15%      0.54%      1.73%
Ratios/Supplemental Data
Net assets, end of year (000)....................      $ 60,992   $ 70,077   $ 74,910   $ 80,465   $ 73,847
Ratios to average net assets:
     Expenses (net of fees waived) (a)...........         0.93%      0.93%      0.93%      0.91%      0.86%
     Net investment income.......................         1.51%      0.32%      0.15%      0.53%      1.83%
     Shareholder servicing fees waived...........         --         0.01%      0.02%      --         --
     Expenses paid indirectly....................         0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)

Class B shares                                                        Year Ended January 31,
--------------                                         ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income.......................         0.017      0.005      0.003      0.007      0.020
     Net realized and unrealized gain (loss)
        on investments...........................         0.000      --         0.000      0.000      0.000
                                                       --------   --------   --------   --------   --------
     Total from investment operations............         0.017      0.005      0.003      0.007      0.020
Less distributions from:
     Dividends from net investment income........        (0.017)    (0.005)    (0.003)    (0.007)    (0.020)
     Net realized gains on investments...........         0.000     --          0.000      0.000      0.000
                                                       --------   --------   --------   --------   --------
Total distributions..............................        (0.017)    (0.005)    (0.003)    (0.007)    (0.020)
                                                       --------   --------   --------   --------   --------
Net asset value, end of year.....................      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       ========   ========   ========   ========   ========
Total Return.....................................         1.75%      0.52%      0.33%      0.75%      1.97%
Ratios/Supplemental Data
Net assets, end of year (000)....................      $ 25,192   $ 25,482   $ 22,735   $ 27,589   $ 31,453
Ratios to average net assets:
     Expenses (a)................................         0.73%      0.74%      0.76%      0.70%      0.63%
     Net investment income.......................         1.73%      0.54%      0.32%      0.75%      1.98%
     Expenses paid indirectly....................         0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights (Continued)

JPMorgan Select shares                                                  Year Ended January 31,
----------------------                                 ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income.......................         0.015      0.003      0.001      0.005      0.017
     Net realized and unrealized gain (loss)
       on investments............................         0.000      --         0.000      0.000      0.000
                                                       --------   --------   --------   --------   --------
     Total from investment operations............         0.015      0.003      0.001      0.005      0.017
Less distributions from:
     Dividends from net investment income........        (0.015)    (0.003)    (0.001)    (0.005)    (0.017)
     Net realized gains on investments...........         0.000      --         0.000      0.000      --
                                                       --------   --------   --------   --------   --------
Total distributions..............................        (0.015)    (0.003)    (0.001)    (0.005)    (0.017)
                                                       --------   --------   --------   --------   --------
Net asset value, end of year.....................      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       ========   ========   ========   ========   ========
Total Return                                              1.54%      0.33%      0.15%      0.54%      1.73%
Ratios/Supplemental Data
Net assets, end of year (000)                          $ 34,167   $ 38,777   $ 35,433   $ 72,984   $ 68,830
Ratios to average net assets:
     Expenses (net of fees waived) (a)...........         0.93%      0.93%      0.93%      0.91%      0.86%
     Net investment income.......................         1.51%      0.32%      0.15%      0.53%      1.83%
     Shareholder servicing fees waived...........         --         0.01%      0.02%      --         --
     Expenses paid indirectly....................         0.00%      0.00%      0.00%      0.00%      0.00%

(a) Included expenses paid indirectly








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================



To the Board of Directors and Shareholders of Connecticut Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 17, 2006








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG-TERM CAPITAL GAIN DISTRIBUTION

For the fiscal year ended January 31, 2006, the Fund designated $.000052805 per share as long-term capital gain distribution for the purpose of the dividend paid deduction on its respective tax return.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Information about the Investment Management Contract

Connecticut Daily Tax Free Income Fund, Inc.

In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories for the one-month, one-, three-, five- and ten-year periods ended November 30, 2005. The peer group categories included: (i) an asset-based peer group of retail no-load Connecticut tax free money market funds, as classified by Lipper, as the peer group for the Fund's Class A shares ("expense group 1"); (ii) a competitors class peer group, representing another Connecticut tax free fund that is considered to be a competitor of the Fund's Class B shares with similar distribution channels ("expense group 2"); and (iii) a peer group of all funds in the Lipper universe with similar load-type to the Fund regardless of asset size ("expense universe"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or
(ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the 1st quintile for one-month performance, 2nd quintile for the three- and five-year periods and 3rd quintile for the one- and ten-year periods (1st quintile being the highest).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

Information about the Investment Management Contract (continued)

     2) The performance of the Fund and the Manager. (continued)

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of each class of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Peer Groups. When considering the expense data, the Board also took into account the relatively small number of funds available in the Class A and Class B peer groups. The Manager further discussed with the Board additional information relating to the funds Lipper had included in the Fund's Class A universe (expense group 1), including information about the funds' distribution channels and expenses. The Directors noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Information about the Investment Management Contract (continued)

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,    Director      Since 2006     Certified Public Accountant and Partner  Director/Trustee of    Trustee of the
Age 56                                                of Hays & Company LLP since 1980.        twelve portfolios      Empire Builder
                                                                                                                      Tax Free Bond
                                                                                                                      Fund
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Dr. W. Giles Mellon,     Director      Since 1985     Professor Emeritus of Business           Director/Trustee of        None
Age 74                                                Administration in the Graduate School    eleven portfolios
                                                      of Management, Rutgers University with
                                                      which he has been associated with since
                                                      1966.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Robert Straniere,        Director      Since 1985     Owner, Straniere Law Firm since 1980,    Director/Trustee of      WPG Funds
Esq.,                                                 NYS Assemblyman from 1981 to 2004 and    eleven portfolios          Group
Age 64                                                counsel at Fisher, Fisher & Berger
                                                      since 1995.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Dr. Yung Wong,           Director      Since 1985     Managing Director of Abacus Associates,  Director/Trustee of        N/A
Age 67                                                an investment firm, since 1996.          eleven portfolios
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Director/Officers:
------------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,         President      Since 1994     Manager and President of Reich & Tang    Director/Trustee           None
Age 52                     and                        Asset Management, LLC ("RTAM, LLC"), a   and/or Officer of
                        Director(4)                   registered Investment Advisor and        sixteen portfolios
                                                      President of the Mutual Funds Division
                                                      of RTAM, LLC. Associated with RTAM,
                                                      LLC since 1994.  Mr. Duff is also
                                                      President and Director/Trustee of
                                                      eight other funds in the Reich & Tang
                                                      Fund Complex, Director of Pax World
                                                      Money Market Fund, Inc., Principal
                                                      Executive Officer of Delafield Fund,
                                                      Inc. and President and Chief Executive
                                                      Officer of Tax Exempt Proceeds Fund,
                                                      Inc.  Mr. Duff also serves as a
                                                      Director of Reich & Tang Services,
                                                      Inc. and Reich & Tang Distributors,
                                                      Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Richard De Sanctis,       Vice         Since 2005     Executive Vice President and CFO of              N/A                 N/A
Age 49                  President                     RTAM LLC. Associated with RTAM, LLC
                                                      since 1990. Mr. De Sanctis is Vice
                                                      President of ten other funds in the
                                                      Reich & Tang Fund Complex, Vice
                                                      President and Assistant Secretary of
                                                      Cortland Trust, Inc. and serves as
                                                      Executive Vice President and Chief
                                                      Financial Officer of Reich & Tang
                                                      Services, Inc. and Reich & Tang
                                                      Distributors, Inc. Prior to December
                                                      2004, Mr. De Sanctis was Treasurer and
                                                      Assistant Secretary of eleven funds in
                                                      the Reich & Tang Fund Complex and Vice
                                                      President, Treasurer and Assistant
                                                      Secretary of Cortland Trust, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Molly Flewharty,          Vice         Since 1985     Senior Vice President of RTAM, LLC.              N/A                 N/A
Age 54                  President                     Associated with RTAM, LLC since 1977.
                                                      Ms. Flewharty is also Vice President
                                                      of eleven other funds in the Reich &
                                                      Tang Fund Complex. Ms. Flewharty also
                                                      serves as Senior Vice President of
                                                      Reich & Tang Distributors, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Director/Officers:
------------------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,          Chief        Since 2004     Senior Vice President, Compliance                N/A                 N/A
Age 41                  Compliance                    Officer and Assistant Secretary of
                          Officer                     RTAM, LLC. Associated with RTAM, LLC
                                       Since 2001     since 1986. Ms. Holtzer is also Chief
                        Secretary                     Compliance Officer, Secretary and
                                       Since 1998     Assistant Treasurer of eleven other
                        Assistant                     funds in the Reich & Tang Fund Complex.
                        Treasurer                     Ms. Holtzer also serves as Senior Vice
                                                      President, Assistant Secretary &
                                                      Compliance Officer of Reich & Tang
                                                      Distributors, Inc. and Senior Vice
                                                      President, Assistant Secretary & Chief
                                                      Compliance Officer of Reich & Tang
                                                      Services, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Michael Lydon,            Vice         Since 2005     Executive Vice President and Chief               N/A                 N/A
Age 42                  President                     Operations Officer of RTAM, LLC.
                                                      Associated with RTAM, LLC since
                                                      January 2005. Mr. Lydon was Vice
                                                      President at Automatic Data Processing
                                                      from July 2000 to December 2004.
                                                      Prior to July 2000, Mr. Lydon was
                                                      Executive Vice President and Chief
                                                      Information Officer of RTAM, LLC. Mr.
                                                      Lydon is also Vice President of eleven
                                                      other funds in the Reich & Tang Fund
                                                      Complex.  Mr. Lydon also serves as
                                                      Executive Vice President and Chief
                                                      Operations Officer for Reich & Tang
                                                      Distributors, Inc. and Reich & Tang
                                                      Services, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                              Directors and Officers Information
                                                     January 31, 2006(1)
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
  Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of             Other
       and Age         Held with     and Length of                During Past                    Portfolios in        Directorships
                          Fund      Time Served (3)                 5 Years                       Fund Complex           held by
                                                                                               Overseen by Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Director/Officers:
------------------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,          Vice         Since 1985     Executive Vice President of RTAM, LLC.           N/A                 N/A
Age 49                  President                     Associated with RTAM, LLC since 1980.
                                                      Ms. Messina is also Vice President of
                                                      eight other funds in the Reich & Tang
                                                      Fund Complex.  Ms. Messina also serves
                                                      as Executive Vice President of Reich &
                                                      Tang Distributors, Inc.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------
Anthony Pace,           Treasurer      Since 2004     Vice President of RTAM, LLC since                N/A                 N/A
Age 40                    and                         September 2004. Mr. Pace was a
                        Assistant                     Director of a Client Service Group at
                        Secretary                     GlobeOp Financial Services, Inc. from
                                                      May 2002 to August 2004 and Controller/
                                                      Director of Mutual Fund Administration
                                                      for Smith Barney Funds Management LLC
                                                      and Salomon Brothers Asset Management
                                                      Inc. from 1998 to May 2002.  Mr. Pace
                                                      is also Treasurer and Assistant
                                                      Secretary of eleven other funds in the
                                                      Reich & Tang Fund Complex.
---------------------  -----------  ---------------  ---------------------------------------  ---------------------  ---------------

(1) The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Connecticut Daily Tax Free Income Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, NY 10020

Custodian
    The Bank of New York
    101 Barclay Street, 13th Floor
    New York, NY 10286

Transfer Agent &
 Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020



CT1/06A

CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.












                           Annual Report
                         January 31, 2006

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2006                      FYE 1/31/2005

4(a)     Audit Fees                 $26,800                            $23,400
4(b)     Audit Related Fees         $     0                            $     0
4(c)     Tax Fees                   $ 3,465                            $ 3,320
4(d)     All Other Fees             $     0                            $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2006. $3,320 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

     (a)(1) Code of Ethics.

     (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

     (a)(3) Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date: April 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date: April 5, 2006

By (Signature and Title)* /s/ Anthony Pace
                              Anthony Pace, Treasurer
Date: April 5, 2006

* Print the name and title of each signing officer under his or her signature.